CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock, par or stated value per share (in dollars per share)	₪ 0.05	₪ 0.05
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares, issued	3,342,393	3,278,487
Common stock, shares, outstanding	3,342,393	3,278,487